Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 16, 2017
Registrant Name	dei_EntityRegistrantName	Mutual Fund & Variable Insurance Trust
Central Index Key	dei_EntityCentralIndexKey	0000810695
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hf
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 16, 2017
Prospectus Date	rr_ProspectusDate	Jun. 16, 2017
Rational Select Asset Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: RATIONAL SELECT ASSET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s objective is long-term capital appreciation with lower volatility than the broad U.S. equity markets over full market cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 16 and Appendix A - Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 40, Waiver of Up-Front Sales Charge on Class A Shares on page 40 and Waiver of Up-Front Sales Charge on Class T Shares on page 41.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2016, the Predecessor Fund’s (defined below) portfolio turnover rate was 508% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	508.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operations expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a fund-of-funds structure pursuant to which, under normal circumstances, the Fund invests primarily in exchange-traded funds (“ETFs”), including inverse ETFs that invest in equity and fixed-income securities of both U.S. and non-U.S. corporate and governmental issuers. The asset classes in which the Fund invests include, but are not limited to, (i) small-, mid- and large-capitalization common stocks; (ii) securities of foreign issuers, including emerging markets and frontier markets; (iii) alternative assets, including real-estate securities, commodity-related securities, currencies, and volatility products; (iv) derivatives, including futures, options, swaps, forward currency exchange contracts, and other derivative instruments; (v) fixed-income securities of any maturity, duration, or credit quality, including high yield securities (or “junk bonds”); and (vi) cash and cash equivalents, including, short-term instruments and money market instruments.

The Sub-Advisor selects ETFs without restriction as to country (including emerging markets), capitalization or currency of the common stock issuers held by each ETF. Although the Sub-Advisor will seek to allocate Fund assets primarily to ETFs, the Fund may also invest in mutual funds (collectively with ETFs, “Underlying Funds”) or exchange traded notes (“ETNs”) when the adviser determines that comparable ETF options are not available.

The Fund seeks to maintain lower volatility than the broad U.S. equity markets over full market cycles. The Fund defines “lower volatility than the broad U.S. equity markets” to mean investment returns having a level of volatility that is less than a broad-based measure of the U.S. stock market, such as the S&P 500 Index. The Fund defines a “full market cycle” as a time period, which may cover several years, that encompasses a full range of market environments measured from peak to trough to peak, or from trough to peak to trough. Volatility is a measure of fluctuations in a fund’s performance up or down. The Fund seeks to maintain lower volatility than the overall stock market with reduced correlation to conventional asset classes by allocating assets classes described above.

The allocation is actively managed and follows a rules-based discipline that employs offensive and defensive tools to manage risk. By tactically adjusting the Fund’s allocation among the various strategies, the Sub-Advisor seeks to provide downside protection in falling markets and deliver higher risk-adjusted returns over a full market cycle.

The Sub-Advisor employs technical analysis in selecting investments for the Fund. Technical analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volumes. Under normal market conditions, the Fund expects to allocate investments among approximately 15-50 Underlying Funds. It is anticipated that the Fund’s allocations will change over time in response to changing market conditions, and the Fund will likely experience relatively high turnover, particularly during long-term bear markets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund is not intended to be a complete investment program. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

• Alternative and Specialty Assets Risks: The Fund may invest in “alternative asset” or “specialty” market segments that may be more volatile than other Fund investments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies or real estate. Each segment is subject to different risks inherent in its segment: REITs’ real estate linked investments are affected by property value fluctuations; commodity linked investments may be affected by commodity-specific factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; foreign currency linked investments may be affected by special risks such as reduced liquidity, greater volatility, less developed trading markets and sovereign intervention in the exchange market intended to affect the level or movement of the exchange rate including a country re-issuing a new currency, effectively making the “old” currency worthless. Underlying Funds may employ leverage, which magnifies changes in their value.

• Credit Risk: There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.

• Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer risk (the risk that an issuer of an ETN in which the Fund invests may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations) and fixed-income risk (described below).

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Frontier Market Risk: A sub-set of emerging market countries are considered to be “frontier markets.” Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

• Inverse Risk: Investments in inverse Underlying Funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

• Management Risk: The Sub -Advisor’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Managed Volatility Risk: Techniques used by the advisor to manage the volatility of the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the fund’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the adviser’s ability to correctly analyze and implement, in a timely manner, the volatility management techniques.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF, mutual fund and closed-end fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. Although Class C, Institutional Class and Class T shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C shares, Institutional Class and Class T shares would be different from Class A shares because Class C, Institutional Class and Class T shares have different expenses than Class A shares. Performance information for Class C and Class T shares will be included after the share class has been in operation for one complete calendar year. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all of the assets and liabilities of Tactical Asset Allocation Fund, a series of Northern Lights Funds Trust III, (the “Predecessor Fund”) in a tax-free reorganization on [ ], 2017. In connection with this acquisition, shares of the Predecessor Fund’s Class A shares and Class I shares were exchanged for Class A shares and Institutional Class shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 800-253-0412.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class C and Class T shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-253-0412
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 5.30% (quarter ended June 30, 2014), and the lowest return for a quarter was (6.74)% (quarter ended September 30, 2015). The Fund’s Class A shares year-to-date return for the period ended March 31, 2017 was 1.68%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A shares year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Rational Select Asset Fund | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Rational Select Asset Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GVTAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%	[2],[4]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	764
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,866
Annual Return 2014	rr_AnnualReturn2014	1.56%
Annual Return 2015	rr_AnnualReturn2015	(7.79%)
Annual Return 2016	rr_AnnualReturn2016	3.82%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013
Rational Select Asset Fund | Class A | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.49%)
Rational Select Asset Fund | Class A | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.71%)
Rational Select Asset Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GVTCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.86%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.73%	[2],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 376
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	874
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,497
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,176
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	276
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	874
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,497
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,176
Rational Select Asset Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GVTIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.73%	[2],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	572
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	994
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,169
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013
Rational Select Asset Fund | Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%	[2],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 446
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	882
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,620

[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within two years of purchase.
[2]	Restated to reflect expenses for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operations expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[4]	The Fund's investment advisor, Rational Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and excluding front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) to not more than 1.65%, 2.40%, 1.40% and 1.65% for Class A Shares, Class C Shares, Institutional Class Shares and Class T Shares, respectively, through July 31, 2018. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the advisor and upon the termination of the Management Agreement between the Trust and the advisor. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of foregoing expense limits and any expense limits in place at the time of recoupment.
[5]	Maximum Deferred Sales Charge on Class C Shares applies to shares sold within 12 months of purchase.